Distribution Date:	03/10/23	COMM 2013-LC6 Mortgage Trust
Determination Date:	03/06/23
Next Distribution Date:	04/12/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2013-LC6
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	15		David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Modified Loan Detail	21	Representative
Historical Liquidated Loan Detail	22		-
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	20048EAU5	0.724000%	93,810,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-2	20048EAV3	1.906000%	288,944,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-SB	20048EAW1	2.478000%	116,999,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-3	20048EAX9	2.666000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	57.13%
A-4	20048EAY7	2.941000%	404,822,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	20048EBA8	3.282000%	134,303,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
B	20048EBB6	3.739000%	91,400,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	14.88%
C	20048EBC4	4.200059%	55,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	11.13%
D	20048EAE1	4.200059%	61,555,000.00	35,640,806.81	533,031.70	124,744.57	0.00	0.00	657,776.27	35,107,775.11	71.35%	7.00%
E	20048EAG6	3.500000%	29,845,000.00	29,845,000.00	0.00	87,047.92	0.00	0.00	87,047.92	29,845,000.00	46.99%	5.00%
F*	20048EAJ0	3.500000%	27,980,000.00	27,980,000.00	0.00	44,015.00	0.00	0.00	44,015.00	27,980,000.00	24.15%	3.13%
G	20048EAL5	3.500000%	46,633,024.90	29,595,848.99	0.00	0.00	0.00	0.00	0.00	29,595,848.99	0.00%	0.00%
V	20048EAN1	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	20048EAQ4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	20048EAS0	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,492,251,024.93	123,061,655.80	533,031.70	255,807.49	0.00	0.00	788,839.19	122,528,624.10

X-A	20048EAZ4	4.200059%	1,178,878,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	20048EAA9	4.200059%	147,360,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	20048EAC5	0.700059%	104,458,024.90	87,420,848.99	0.00	50,999.78	0.00	0.00	50,999.78	87,420,848.99
Notional SubTotal			1,430,696,024.90	87,420,848.99	0.00	50,999.78	0.00	0.00	50,999.78	87,420,848.99

Deal Distribution Total					533,031.70	306,807.27	0.00	0.00	839,838.97

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	20048EAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	20048EAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	20048EAW1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	20048EAX9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	20048EAY7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	20048EBA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	20048EBB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	20048EBC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
D	20048EAE1	579.00750240	8.65943790	2.02655463	0.00000000	0.00000000	0.00000000	0.00000000	10.68599253	570.34806450
E	20048EAG6	1,000.00000000	0.00000000	2.91666678	0.00000000	0.00000000	0.00000000	0.00000000	2.91666678	1,000.00000000
F	20048EAJ0	1,000.00000000	0.00000000	1.57308792	1.34357863	3.43321229	0.00000000	0.00000000	1.57308792	1,000.00000000
G	20048EAL5	634.65428317	0.00000000	0.00000000	1.85107507	18.44785089	0.00000000	0.00000000	0.00000000	634.65428317
V	20048EAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	20048EAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	20048EAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	20048EAZ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	20048EAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	20048EAC5	836.89931026	0.00000000	0.48823228	0.00000000	0.00000000	0.00000000	0.00000000	0.48823228	836.89931026

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D	02/01/23 - 02/28/23	30	0.00	124,744.57	0.00	124,744.57	0.00	0.00	0.00	124,744.57	0.00
E	02/01/23 - 02/28/23	30	0.00	87,047.92	0.00	87,047.92	0.00	0.00	0.00	87,047.92	0.00
F	02/01/23 - 02/28/23	30	58,467.95	81,608.33	0.00	81,608.33	37,593.33	0.00	0.00	44,015.00	96,061.28
G	02/01/23 - 02/28/23	30	773,957.86	86,321.23	0.00	86,321.23	86,321.23	0.00	0.00	0.00	860,279.09
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	02/01/23 - 02/28/23	30	0.00	50,999.78	0.00	50,999.78	0.00	0.00	0.00	50,999.78	0.00
Totals			832,425.81	430,721.83	0.00	430,721.83	123,914.56	0.00	0.00	306,807.27	956,340.37

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	839,838.97
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	387,170.67	Master Servicing Fee	1,914.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	143.57
Interest Adjustments	0.00	Trustee Fee	143.57
Deferred Interest	0.00	CCRE Strip - Cantor Commercial Real Estate Lending L.P.	0.00
ARD Interest	0.00	Operating Advisor Fee	134.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	45,886.61
Total Interest Collected	433,057.28	Total Fees	2,335.44

Principal		Expenses/Reimbursements
Scheduled Principal	533,031.64	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	102,565.19
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	21,349.37
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	533,031.64	Total Expenses/Reimbursements	123,914.56

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	306,807.27
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	533,031.70
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	839,838.97
Total Funds Collected	966,088.92	Total Funds Distributed	966,088.97

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	123,061,655.80	123,061,655.80	Beginning Certificate Balance	123,061,655.80
(-) Scheduled Principal Collections	533,031.64	533,031.64	(-) Principal Distributions	533,031.70
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.06	0.06	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	122,528,624.10	122,528,624.10	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	124,159,774.10	124,159,774.10	Ending Certificate Balance	122,528,624.10
Ending Actual Collateral Balance	123,966,482.80	123,966,482.80

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.20%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	1	8,239,662.79	6.72%	(2)	4.5400	1.010000	1.10 or less	1	8,239,662.79	6.72%	(2)	4.5400	1.010000
10,000,000 to 24,999,999		1	13,071,623.01	10.67%	22	5.9180	1.770000	1.11 to 1.20	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
40,000,000 to 54,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	1	101,217,338.30	82.61%	(4)	3.7600	1.390000
55,000,000 to 69,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
	70,000,000 or greater	1	101,217,338.30	82.61%	(4)	3.7600	1.390000	1.51 to 1.99	1	13,071,623.01	10.67%	22	5.9180	1.770000
	Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	2.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

California	1	13,071,623.01	10.67%	22	5.9180	1.770000
							Other	1	13,071,623.01	10.67%	22	5.9180	1.770000
Florida	1	101,217,338.30	82.61%	(4)	3.7600	1.390000
							Retail	2	109,457,001.09	89.33%	(4)	3.8187	1.361395
New York	1	8,239,662.79	6.72%	(2)	4.5400	1.010000
							Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985
Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.2499% or less	1	101,217,338.30	82.61%	(4)	3.7600	1.390000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	0	0.00	0.00%	0	0.0000	0.000000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	8,239,662.79	6.72%	(2)	4.5400	1.010000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	13,071,623.01	10.67%	22	5.9180	1.770000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	49 months or greater	3	122,528,624.10	100.00%	(1)	4.0427	1.404985
								Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	60 months or less	1	13,071,623.01	10.67%	22	5.9180	1.770000
	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	2	109,457,001.09	89.33%	(4)	3.8187	1.361395
	Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	61 to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	2 years or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	122,528,624.10	100.00%	(1)	4.0427	1.404985	Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
3	30304160	RT	Naples	FL	Actual/360	3.760%	296,899.04	305,889.14	0.00	N/A	11/01/22	--	101,523,227.50	101,217,338.30	10/01/22
13	30304154	98	North Hollywood	CA	Actual/360	5.918%	61,056.93	193,291.30	0.00	01/06/25	01/06/28	--	13,264,914.31	13,071,623.01	03/06/23
39	30304151	RT	Bronx	NY	Actual/360	4.540%	29,214.70	33,851.20	0.00	N/A	01/01/23	--	8,273,513.99	8,239,662.79	02/01/23
Totals							387,170.67	533,031.64	0.00				123,061,655.80	122,528,624.10
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	9,252,081.92	10,522,682.56	01/01/22	06/30/22	02/06/23	35,259,231.52	216,119.50	498,296.30	2,789,257.92	0.00	0.00
13	4,871,434.89	5,572,812.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	788,828.47	813,187.12	01/01/22	06/30/22	--	0.00	0.00	62,937.20	62,937.20	0.00	0.00
Totals	14,912,345.28	16,908,681.68				35,259,231.52	216,119.50	561,233.50	2,852,195.12	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.042673%	4.018273%	(1)
02/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.045052%	4.020652%	0
01/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	23,069,889.65	4.092900%	4.066315%	1
12/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	16,510,369.73	4.150019%	4.116841%	2
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	67,549,716.26	4.320205%	4.288839%	2
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	9	120,448,882.32	4.318831%	4.285706%	3
09/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5	36,936,038.19	4.294193%	4.260112%	4
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	24,117,883.38	4.324547%	4.291485%	5
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,846,322.74	4.322105%	4.289354%	6
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	28,407,373.44	4.322693%	4.289713%	7
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.315444%	4.282369%	8
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,007,483.59	4.315769%	4.282698%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30304160	10/01/22	4	5	498,296.30	2,789,257.92	2,982.20	102,621,345.80	07/22/22	98
39	30304151	02/01/23	0	5	62,937.20	62,937.20	5,595.19	8,273,513.99	07/20/22	1
Totals					561,233.50	2,852,195.12	8,577.39	110,894,859.79
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		109,457,001	0	109,457,001			0
0 - 6 Months		0	0		0		0
7 - 12 Months		0	0		0		0
13 - 24 Months		0	0		0		0
25 - 36 Months		0	0		0		0
37 - 48 Months		0	0		0		0
49 - 60 Months		13,071,623	13,071,623		0		0
> 60 Months		0	0		0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days		REO/Foreclosure

Mar-23	122,528,624	21,311,286	0	0	101,217,338		0
Feb-23	123,061,656	21,538,428	0	0	101,523,228		0
Jan-23	135,398,825	33,602,403	0	0	101,796,422		0
Dec-22	267,521,526	165,452,792	0	0	102,068,734		0
Nov-22	371,606,023	269,255,200	0	0	102,350,823		0
Oct-22	440,434,512	440,434,512	0	0		0	0
Sep-22	562,143,380	562,143,380	0	0		0	0
Aug-22	656,055,235	656,055,235	0	0		0	0
Jul-22	681,872,162	681,872,162	0	0		0	0
Jun-22	687,491,041	687,491,041	0	0		0	0
May-22	742,250,189	742,250,189	0	0		0	0
Apr-22	744,136,172	744,136,172	0	0		0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.								Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30304160	101,217,338.30	102,621,345.80	76,100,000.00	11/19/22	10,082,000.56	1.39000	06/30/22	11/01/22	235
39	30304151	8,239,662.79	8,273,513.99	17,700,000.00	08/16/12	762,230.12	1.01000	06/30/22	01/01/23	177
Totals		109,457,001.09	110,894,859.79	93,800,000.00		10,844,230.68

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30304160	RT	FL	07/22/22	98
3/6/2023 - The Loan is currently in Maturity Default. Special Servicer and Borrower are evaluating all go forward options for the Loan.

39	30304151	RT	NY	07/20/22	1

3/6/2023 - Loan transferred for imminent monetary default at borrower''s request due to Stop & Shop (single tenant) announcing they would be vacating the space in July 2023. The loan also matures in January 2023. A Pre-Negotiation Letter has been executed by borrower and guarantor. Loan remains current on payments. Borrower has requested a maturity extension and Special Servicer has received Lender''s approval to a loan extension and legal counsel is working on documentation.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30304160	108,757,501.90	3.76000%	108,757,501.90 3.76000%		8	10/28/20	10/28/20	11/06/20
69	30304155	2,487,551.67	5.50000%	2,487,551.67 5.50000%		10	07/09/20	07/13/20	10/06/20
Totals		111,245,053.57		111,245,053.57
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
27	30291806	07/12/21	15,863,774.57	3,900,000.00	5,172,477.20	4,413,067.96	5,172,477.20	759,409.24	15,104,365.33	0.00	2,147.50	15,102,217.83	81.63%
36	30304150	09/12/16	12,150,000.00	22,200,000.00	13,268,796.21	1,288,690.54	13,268,791.83	11,980,101.29	169,898.71	0.00	(150.00)	170,048.71	1.39%
56	30304144	09/14/20	4,488,920.92	8,600,000.00	3,041,248.06	571,741.93	3,040,336.81	2,468,594.88	2,020,326.04	0.00	257,564.17	1,762,761.87	32.64%
57	30291305	09/13/21	4,381,755.58	7,150,000.00	4,452,341.05	70,585.47	4,452,341.05	4,381,755.58	0.00	0.00	0.00	0.00	0.00%
69	30304155	11/15/21	2,395,633.19	4,800,000.00	2,854,556.67	458,912.24	2,854,545.43	2,395,633.19	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			39,280,084.26	46,650,000.00	28,789,419.19	6,802,998.14	28,788,492.32	21,985,494.18	17,294,590.08	0.00	259,561.67	17,035,028.41

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
27	30291806	07/12/21	0.00	0.00	15,104,365.33	0.00	0.00	15,104,365.33	0.00	(2,147.50)	15,102,217.83
36	30304150	05/12/17	0.00	0.00	170,048.71	0.00	0.00	150.00	0.00	0.00	170,048.71
		09/12/16	0.00	0.00	169,898.71	0.00	0.00	169,898.71	0.00	0.00
56	30304144	11/14/22	0.00	0.00	1,762,761.87	0.00	0.00	102.83	0.00	0.00	1,762,761.87
		09/12/22	0.00	0.00	1,762,659.04	0.00	0.00	293.78	0.00	0.00
		12/10/21	0.00	0.00	1,762,365.26	0.00	0.00	10,047.77	0.00	0.00
		08/12/21	0.00	0.00	1,752,317.49	0.00	0.00	(268,008.55)	0.00	0.00
		09/14/20	0.00	0.00	2,020,326.04	0.00	0.00	2,020,326.04	0.00	0.00
57	30291305	09/13/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	30304155	11/15/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	17,037,175.91	0.00	0.00	17,037,175.91	0.00	(2,147.50)	17,035,028.41

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	19,740.63	0.00	0.00	102,565.19	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,608.74	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	21,349.37	0.00	0.00	102,565.19	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		123,914.56

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25